September 3, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Variable Insurance Funds (the Trust)

File No. 33-32216

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated August 27, 2020, filed pursuant to Rule 497(e), for the Vanguard Variable Insurance Funds Money Market Portfolio, series of the above mentioned Trust.

If you have any questions or comments, please contact me at (610) 669-7310.

Sincerely,

/s/ Lisa K. Whittaker

Lisa K. Whittaker

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission